Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Consolidated net earnings	$ 119,432	$ 85,527	$ 83,573
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	173,761	177,211	173,407
Stock-based compensation expense	7,008	7,781	11,522
Gains on divestitures and sales of assets	(2,265)	(956)	(15,494)
Deferred income taxes	24,113	13,929	11,324
Excess tax benefits from stock-based compensation transactions	(2,368)	(777)
Other items, net	(429)	2,073	1,598
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	(22,523)	(20,302)	(19,375)
Inventories, net	(11,639)	(9,640)	(5,107)
Accounts payable	20,063	(8,673)	30,387
Other assets and liabilities, net	3,798	(23,484)	(12,741)
Net Cash Provided by Operating Activities	308,951	222,689	259,094
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(155,233)	(151,023)	(155,363)
Acquisitions, net	(64,478)	(160)	(91,569)
Proceeds from divestitures and sales of assets	8,564	9,973	8,008
Loan to affiliate	(3,402)	(2,000)
Net Cash Used for Investing Activities	(214,549)	(143,210)	(238,924)
Cash Flows from Financing Activities:
Borrowings of long-term debt	604,417	181,000	495,000
Repayments of long-term debt	(621,142)	(193,655)	(470,450)
Debt issuance costs	(2,148)	(621)	(3,329)
Change in bank overdraft	2,556		(2,123)
Payments on capital lease obligations	(28)
Dividends paid	(74,197)	(73,767)	(73,648)
Distributions to owners of noncontrolling interests	(876)	(800)	(1,000)
Purchase of remaining interest in existing subsidiaries			(10,394)
Issuances of common stock	11,691	6,959	1,473
Excess tax benefits from stock-based compensation transactions	2,368	777
Net Cash Used for Financing Activities	(77,359)	(80,107)	(64,471)
Net Increase (Decrease) in Cash and Cash Equivalents	17,043	(628)	(44,301)
Cash and Cash Equivalents, beginning of year	25,394	26,022	70,323
Cash and Cash Equivalents, end of year	42,437	25,394	26,022
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	52,034	53,039	60,740
Cash paid for income taxes	$ 23,491	$ 12,826	$ 13,889